The Parent Company_Entity Information(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩) shares		Dec. 31, 2018 KRW (₩) shares		Dec. 31, 2019 USD ($) shares
Entity Information Abstract [Abstract]
Name Of Reporting Entity Or Other Means Of Identification	KB Financial Group Inc.		KB Financial Group Inc.
Description Of Nature Of Entitys Operations And Principal Activities	KB Financial Group Inc. and its subsidiaries (collectively referred to as the "Group") derive substantially all of their revenue and income from providing a broad range of banking and related financial services to consumers and corporations primarily in Korea and in selected international markets. The Parent Company's principal business includes ownership and management of subsidiaries and associated companies that are engaged in financial services or activities.		KB Financial Group Inc. and its subsidiaries (collectively referred to as the "Group") derive substantially all of their revenue and income from providing a broad range of banking and related financial services to consumers and corporations primarily in Korea and in selected international markets. The Parent Company's principal business includes ownership and management of subsidiaries and associated companies that are engaged in financial services or activities.
Issued Capital	₩ 2,090,558	[1],[2],[3]	₩ 2,090,558	[1],[2]	$ 1,809,286	[3]
Number Of Shares Authorised	1,000,000,000		1,000,000,000		1,000,000,000

[1]	Due to the retirement of shares deducted through profits, it is different from the total par value of the shares issued.
[2]	In millions of Korean won.
[3]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.